Accumulated Other Comprehensive Income (Loss) (Changes in Accumulated OCI, Net of Tax and Net of Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net unrealized gains (losses) on investment securities, Balance at beginning of period	[1]	¥ 2,270,346	¥ 2,032,807
Net unrealized gains (losses) on investment securities, Net change during the period	[1]	(91,819)	253,088
Net unrealized gains (losses) on investment securities, Balance at end of period	[1]	(521,804)	2,285,895
Net debt valuation adjustments, Balance at beginning of period		(16,488)	(10,632)
Net debt valuation adjustments, Net change during the period		(2,226)	(5,779)
Net debt valuation adjustments, Balance at end of period		(20,625)	(16,411)
Net unrealized losses on derivatives qualifying for cash flow hedges, Balance at beginning of period		(19,250)	(8,729)
Net unrealized losses on derivatives qualifying for cash flow hedges, Net change during the period		(6,843)	(626)
Net unrealized losses on derivatives qualifying for cash flow hedges, Balance at end of period		(26,093)	(9,355)
Defined benefit plans, Balance at beginning of period		(119,593)	(214,062)
Defined benefit plans, Net change during the period		16,459	24,604
Defined benefit plans, Balance at end of period		(103,134)	(189,458)
Foreign currency translation adjustments, Balance at beginning of period		362,300	482,039
Foreign currency translation adjustments, Net change during the period		37,116	(37,968)
Foreign currency translation adjustments, Balance at end of period		399,416	444,071
Accumulated other comprehensive income (loss), net of taxes: Balance at end of period		(272,240)	¥ 2,514,742	¥ 2,477,315
Net Unrealized Gains (Losses) on Investment Securities [Member] | Recognition and Measurement of Financial Assets and Financial Liabilities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Effect of adopting new guidance	[1]	(2,700,331)
Net Debt Valuation Adjustments [Member] | Recognition and Measurement of Financial Assets and Financial Liabilities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Effect of adopting new guidance		¥ (1,911)

[1]	Included unrealized gains (losses) related to only debt securities in six months ended on September 30, 2018.